Cash and cash equivalents	3 Months Ended
Mar. 31, 2018
Cash and cash equivalents
Cash and cash equivalents

4. Cash and cash equivalents

As of March 31, 2018 and December 31, 2017, cash and cash equivalents are as follows:

Cash and cash equivalents
in € THOUS
	March 31,	December 31,
	2018	2017
Cash	613.132	620.145
Securities and Time deposits	233.246	357.964
Cash and cash equivalents	846.378	978.109